CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Purchase of businesses, cash acquired			1,382